Derivative financial instruments - Weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships (Details) - One-to-one hedge relationships - FX risk - item	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flow hedges | Cross currency swap | EUR:AUD
Financial instruments
Weighted average FX rate		0.6823
Cash flow hedges | Cross currency swap | EUR:NZD
Financial instruments
Weighted average FX rate	0.5965	0.6086
Cash flow hedges | Cross currency swap | USD:NZD
Financial instruments
Weighted average FX rate	0.6949
Net investment hedges | Forward contracts | NZD:AUD
Financial instruments
Weighted average FX rate	1.1200	1.0505
Net investment hedges | Forward contracts | USD:AUD
Financial instruments
Weighted average FX rate	0.6926
Parent Entity | Cash flow hedges | Cross currency swap | EUR:AUD
Financial instruments
Weighted average FX rate	0.6650	0.6823
Parent Entity | Cash flow hedges | Cross currency swap | JPY:AUD
Financial instruments
Weighted average FX rate	79.6448	79.6302
Parent Entity | Cash flow hedges | Cross currency swap | CHF:AUD
Financial instruments
Weighted average FX rate	0.7350	0.7679
Parent Entity | Cash flow hedges | Cross currency swap | CNH:AUD
Financial instruments
Weighted average FX rate	4.8253	4.9359
Parent Entity | Cash flow hedges | Cross currency swap | HKD:AUD
Financial instruments
Weighted average FX rate	5.5373
Parent Entity | Net investment hedges | Forward contracts | NZD:AUD
Financial instruments
Weighted average FX rate	1.1171	1.0460
Parent Entity | Net investment hedges | Forward contracts | USD:AUD
Financial instruments
Weighted average FX rate	0.6926